Cover	Aug. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2022
Current Fiscal Year End Date	--06-30
Entity File Number	001-34260
Entity Registrant Name	CHINA GREEN AGRICULTURE, INC.
Entity Central Index Key	0000857949
Entity Tax Identification Number	36-3526027
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3rd floor
Entity Address, Address Line Two	Borough A, Block A
Entity Address, Address Line Three	No. 181, South Taibai Road
Entity Address, City or Town	Xi’an
Entity Address, Country	CN
Entity Address, Postal Zip Code	710065
City Area Code	86
Local Phone Number	29-88231591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CGA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false